Taxation - Summary of Income Tax Expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current income tax	¥ 530	¥ 634	¥ 703
Deferred income tax (note b)	(113)	(178)	(140)
Total income tax expense	¥ 417	¥ 456	¥ 563